Note 3 - Share-Based Payments (Details) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jan. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	May 31, 2003	Feb. 29, 2008
Note 3 - Share-Based Payments (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)										5,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	5,000	5,000						15,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)	$ 3.15	$ 3.56						$ 3.56
Annual Increase in Share Reserve, Percentage										5.00%
Allocated Share-based Compensation Expense				$ 21,000	$ 24,000	$ 21,000	$ 24,000	$ 24,000	$ 0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options				0		0		0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value								0	3,000
Share Price (in Dollars per share)			$ 7.95					$ 3.12	$ 3.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value								0	4,174,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term								2 years 98 days	1 year 302 days
Proceeds from Stock Options Exercised								$ 0	$ 5,326,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)			42,416	0	0	0	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price (in Dollars per share)			$ 4.94
Conversion of Stock, Shares Converted (in Shares)			25,000
Treasury Stock, Shares (in Shares)			25,000					3,281,000	3,281,000
Minimum [Member]
Note 3 - Share-Based Payments (Details) [Line Items]
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term								2 years
Maximum [Member]
Note 3 - Share-Based Payments (Details) [Line Items]
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term								5 years
Each Non-Employee Director [Member]
Note 3 - Share-Based Payments (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)		5,000
Employees [Member]
Note 3 - Share-Based Payments (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)								0	0
IPC Stock Option and Executive Plans [Member]
Note 3 - Share-Based Payments (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)											1,500,000